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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-6447

Federated Fixed Income Securities, Inc.

(Exact name of registrant as specified in charter)

5800 Corporate Drive Pittsburgh, PA 15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant's telephone number, including area code:    412-288-1900

Date of fiscal year end:      November 30, 2004

Date of reporting period:     July 1, 2003 - June 30, 2004

Item 1.  Proxy Voting Record.
     Federated Limited Term Fund
     Federated Limited Term Municipal Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

     Federated Strategic Income Fund
	Proposal			For/Agnst
Issuer Name	Type	Voted	Vote	Mgmt	Ticker	Cusip	Mtg. Date	Mtg. Type
Netia SA (Poland)					NTIA	598424905	03/11/2004	Special
1.00 Elect Dissident Directors	SHLDR	YES	AGNST	FOR
2.00 Approve Supervisory Board Fees Share	SHLDR	YES	AGNST	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Federated Fixed Income Securities, Inc.

By (Signature and Title)   /s/ J. Christopher Donahue
                                           President - Principal Executive Officer

Insert printed name and title of signing officer     J. Christopher Donahue, President - Principal Executive Officer

Date   August 26, 2004